Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Series A Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Additional Paid-in Capital [Member]	Prepaid Preferred Share Redemption [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014	$ 2,158,111	$ 1,000	$ 1,400			$ 14,914,705			$ (14,683,252)	$ 2,391,964
Balance, shares at Dec. 31, 2014	2,158,110	1,000,000	1,400,000
Issuance of shares at $10.00	$ 4,326					976,000,000				976,000,000
Issuance of shares at $10.00, shares	432,608
Issuance of Preferred Shares			$ 600	$ 5,670	$ 160	6,423,071				6,429,500
Issuance of Preferred Shares, shares			600,000	5,669,500	160,000
Issuance of shares at $50.00	$ 134					671,756				671,890
Issuance of shares at $50.00, shares	13,437
Conversion of Preferred Shares to Common Shares	$ 2,833		$ (2,000)	$ (5,510)	$ (160)	4,836
Conversion of Preferred Shares to Common Shares, shares	283,273		(2,000,000)	(5,509,500)	(160,000)
Prepaid Preferred Share Redemption							(160,000)			(160,000)
Prepaid Preferred Share Redemption, shares
Preferred Dividends						(311,056)				(311,056)
Net loss									(5,698,198)	(5,698,198)
Balance at Dec. 31, 2015	$ 2,165,405	$ 1,000		$ 160		26,025,071	(160,000)		(20,381,450)	7,650,186
Balance, shares at Dec. 31, 2015	2,887,428	1,000,000		160,000
Issuance of shares at $10.00	$ 3,867					3,863,321				3,867,188
Issuance of shares at $10.00, shares	386,718
Issuance of Preferred Shares					$ 3,071	3,067,929		(2,825,000)		246,000
Issuance of Preferred Shares, shares					3,071,000
Issuance of shares at $50.00	$ 4					18,496				18,500
Issuance of shares at $50.00, shares	370
Conversion of Preferred Shares to Common Shares	$ 64,000	$ (1,000)				(63,000)
Conversion of Preferred Shares to Common Shares, shares	6,400,000	(1,000,000)
Prepaid Preferred Share Redemption				$ (160)		(159,840)	160,000
Prepaid Preferred Share Redemption, shares				(160,000)
Preferred Dividends						(35,517)				(35,517)
Buyback of shares	$ (148)					(208,952)				(209,099)
Buyback of shares, shares	(14,750)
Issuance of shares for reverse split rounding	$ 0
Issuance of shares for reverse split rounding, shares	218
Issuance of shares for consulting fee offset	$ 5					12,495				12,500
Issuance of shares for consulting fee offset, shares	5,000
Conversion of Preferred Shares to Common Shares	$ 49				$ (246)	197
Conversion of Preferred Shares to Common Shares, shares	49,200				(246,000)
Preferred Share Cancellation					$ (2,825)	(2,822,175)		2,825,000
Preferred Share Cancellation,Shares					(2,825,000)
Net loss									(4,728,869)	(4,728,869)
Balance at Dec. 31, 2016	$ 2,233,182					$ 29,698,025			$ (25,110,319)	$ 6,820,887
Balance, shares at Dec. 31, 2016	9,714,186